3. SIGNIFICANT ACCOUNTING POLICIES: Account Name Changes and Reclassification (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Short-term advance to affiliate	$ 1,918,918	$ 2,500,000